Income Tax Expense - Summary of Movements in deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
initial balance	€ 36	€ (110)	€ (492)
Recognised in profit or loss	633	146	382
Final balance	669	36	(110)
Deferred tax assets [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	1,965	1,295	2,023
Recognised in profit or loss	10	670	(728)
Final balance	1,975	1,965	1,295
Deferred tax liability [member]
Deferred Tax Assets And Liabilities [line items]
initial balance	(1,929)	(1,405)	(2,515)
Recognised in profit or loss	623	(524)	1,110
Final balance	€ (1,306)	€ (1,929)	€ (1,405)